Net finance costs	12 Months Ended
Sep. 30, 2021
Analysis of income and expense [abstract]
Net finance costs	Net finance costs

	Year ended September 30
	2021	2020
	$	$
Interest on long-term debt	67,467	75,667
Interest on lease liabilities	33,255	33,017
Net interest costs on net defined benefit obligations or assets (Note 17)	2,413	1,876
Other finance costs	6,774	9,029
Finance costs	109,909	119,589
Finance income	(3,111)	(5,115)
	106,798	114,474